BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other borrowings	€ 3,365	€ 5,105	€ 4,243	€ 2,984
Amortized cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,365	5,105	4,243	2,984
Other borrowings	3,365	5,105	4,243	2,984
Current financial liabilities related parties	3,365	5,105	4,243	2,919
Carrying amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,365	5,105	4,243	2,984
Other borrowings	3,365	5,105	4,243	2,984
Current financial liabilities related parties	3,365	5,105	4,243	2,919
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,365	5,105	4,243	2,984
Other borrowings	3,365	5,105	4,243	2,984
Current financial liabilities related parties	€ 3,365	€ 5,105	€ 4,243	€ 2,919